Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Due to related parties (note 3)	$ 1,765	$ 6,788
Accrued interest	19,841	20,723
Accounts payable and other accrued liabilities	54,780	37,697
Accounts payable and accrued liabilities, Total	$ 76,386	$ 65,208